Total
Retail Class | Transamerica Small/Mid Cap Value
Transamerica Small/Mid Cap Value
Investment Objective:
Seeks to maximize total return.
Fees and Expenses:
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Transamerica Funds. More information about these and other discounts is available from your financial professional, in the “Waivers and Reductions of Sales Charges” section on page 298 of the fund’s prospectus, in the Appendix – “Waivers and Discounts Available from Intermediaries,” and in the fund’s statement of additional information (SAI) under the heading “Purchase of Shares.”
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Retail Class - Transamerica Small/Mid Cap Value	A		C	I	R1	R6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none
[1]	Purchases of Class A shares in amounts of $1 million or more that are not subject to an initial sales charge may be subject to a 1.00% contingent deferred sales charge if those shares are redeemed within 24 months of their purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Class - Transamerica Small/Mid Cap Value	A	C	I	R1		R6
Management fees	0.78%	0.78%	0.78%	0.78%		0.78%
Distribution and service (12b-1) fees	0.25%	1.00%	none	0.50%		none
Other expenses	0.28%	0.22%	0.17%	0.22%	[1]	0.07%
Total annual fund operating expenses	1.31%	2.00%	0.95%	1.50%		0.85%
[1]	Other expenses for Class R1 shares are based on estimates for the current fiscal year.

Example:
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:
Expense Example - Retail Class - Transamerica Small/Mid Cap Value - USD ($)	1 year	3 years	5 years	10 years
Class A	676	942	1,229	2,042
Class C	303	627	1,078	2,327
Class I	97	303	525	1,166
Class R1	153	474	818	1,791
Class R6	87	271	471	1,049

If the shares are not redeemed:
Expense Example, No Redemption - Retail Class - Transamerica Small/Mid Cap Value - USD ($)	1 year	3 years	5 years	10 years
Class A	676	942	1,229	2,042
Class C	203	627	1,078	2,327
Class I	97	303	525	1,166
Class R1	153	474	818	1,791
Class R6	87	271	471	1,049

Portfolio Turnover:
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance.

During the most recent fiscal year, the portfolio turnover rate for the fund was 60% of the average value of its portfolio.
Principal Investment Strategies:
The fund’s sub-advisers, Systematic Financial Management, L.P. and Thompson, Siegel & Walmsley LLC (the “sub-advisers”), seek to achieve the fund’s objective by investing, under normal circumstances, at least 80% of the fund’s net assets (plus the amount of borrowings, if any, for investment purposes) in small- and mid-cap equity securities (U.S. equity securities, American Depositary Receipts (“ADRs”) and foreign securities trading on U.S. markets).

The fund defines small- and mid-cap equities as companies whose market capitalization falls within the range of securities comprising the Russell 2000® Index and the Russell Midcap® Index respectively, or within the range of the Russell 2500TM Index1, whichever is broader at the time of purchase. Over time, the capitalizations of the companies in the index will change. As they do, the size of the companies in which the fund invests may change. As of December 31, 2019, the market capitalization range of securities comprising the Russell 2000® Index was between $13 million and $8.3 billion, the market capitalization range of securities comprising the Russell Midcap® Index was between $0.8 billion and $78.7 billion, and the market capitalization range of securities comprising the Russell 2500TM Index was between $13 million and $20 billion.

The fund emphasizes investments in common stocks. The fund generally will invest in small- and mid-cap equities.

Thompson, Siegel & Walmsley LLC is the sub-adviser for the mid cap sleeve. In the mid-cap sleeve, the sub-adviser seeks to invest in companies it believes present a value or potential worth that is not recognized by prevailing market prices or that have experienced some fundamental changes and are intrinsically undervalued by the investment community. The sub-adviser’s mid-cap value process uses a combination of quantitative and qualitative methods and is based on a four-factor valuation screen. Factors one and two of the screen attempt to assess a company’s discount to private market value relative to other mid-cap stocks. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action.

Systematic Financial Management, L.P. is the sub-adviser for the small-cap sleeve. In the small-cap sleeve, the sub-adviser generally will invest in common stocks of companies with small capitalizations that are attractively valued and possess low price cash flow ratios or, in the case of certain financial stocks, low price/earnings ratios and/or low price/book ratios. The sub-adviser’s security selection process generally favors companies with strong operating cash flow, strong free cash flow, limited financial leverage and strong debt coverage. Trends in balance sheet items including inventories, accounts receivable, and payables are scrutinized as well. The sub-adviser also reviews the company’s products/services, market position, industry condition, financial and accounting policies and quality of management.

The fund’s investment methodology unifies what both sub-advisers deem to be the best attributes of quantitative screening and fundamental research in an integrated and repeatable process designed to outperform the Russell 2500TM Value Index over the long term. Therefore, under normal market conditions, cash and cash equivalents are generally less than 5% of the portfolio value.

The fund may invest up to 10% of its total assets in the securities of foreign issuers, including ADRs and foreign securities trading on U.S. markets. The fund may also invest in real estate investment trusts (“REITs”), and may invest up to 5% of its total assets in exchange traded funds (“ETFs”).

[1] “Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
Principal Risks:
Risk is inherent in all investing. Many factors and risks affect the fund's performance, including those described below. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly day to day and over time. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. The following is a summary description of principal risks (in alphabetical order after certain key risks) of investing in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money if you invest in this fund.

Market – The market prices of the fund's securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as overall economic trends or events, government actions or interventions, market disruptions caused by trade disputes or other factors, political factors or adverse investor sentiment. The market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. If the market prices of the securities owned by the fund fall, the value of your investment will go down. The fund may experience a substantial or complete loss on any individual security.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, technology and data interruptions, natural disasters and other circumstances in one country or region could be highly disruptive to, and have profound impacts on, global economies or markets. During periods of market disruption, the fund's exposure to the risks described elsewhere in this summary will likely increase. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the fund's investments may be negatively affected.

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

Small Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may be more at risk than larger capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on limited management groups. The prices of securities of small capitalization companies generally are more volatile than those of larger capitalization companies and are more likely to be adversely affected than larger capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Medium Capitalization Companies – The fund will be exposed to additional risks as a result of its investments in the securities of medium capitalization companies. Investing in medium capitalization companies involves greater risk than is customarily associated with more established companies. The prices of securities of medium capitalization companies generally are more volatile and are more likely to be adversely affected by changes in earnings results and investor expectations or poor economic or market conditions. Securities of medium capitalization companies may underperform larger capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition, factors affecting a particular industry or industries, and overall market and economic conditions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline. If the fund holds equity securities in a company that becomes insolvent, the fund’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company, and the fund may lose its entire investment in the company.

Liquidity – The fund may make investments that are illiquid or that become illiquid after purchase. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, a reduction in the willingness or ability of dealers and other institutional investors to make markets in fixed income securities may result in even less liquidity in certain markets. If the fund is forced to sell an illiquid investment to meet redemption requests or other cash needs, the fund may be forced to sell at a loss. The fund may not receive its proceeds from the sale of less liquid or illiquid securities for an extended period (for example, several weeks or even longer), and such sale may involve additional costs. Liquidity of particular investments, or even an entire market segment, can deteriorate rapidly, particularly during times of market turmoil, and those investments may be difficult or impossible for the fund to sell. This may prevent the fund from limiting losses.

Valuation – The sales price the fund could receive for any particular portfolio investment may differ from the fund's valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund's ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Management – The value of your investment may go down if the investment manager’s or sub-adviser's judgments and decisions are incorrect or otherwise do not produce the desired results. You may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser's investment style is out of favor or otherwise fails to produce the desired results. The fund’s investment strategies may not work as intended or otherwise fail to produce the desired results. Any of these things could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

Active Trading – The fund may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs and may generate greater amounts of net short-term capital gains, which, for shareholders holding shares in taxable accounts, would generally be subject to tax at ordinary income tax rates upon distribution. During periods of market volatility, active trading may be more pronounced.

Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. U.S. dollar-denominated securities of foreign issuers may also be affected by currency risk, as the revenue earned by issuers of these securities may also be impacted by changes in the issuer’s local currency. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A fund may be unable or may choose not to hedge its foreign currency exposure.

Depositary Receipts – Depositary receipts are generally subject to the same risks that the foreign securities that they evidence or into which they may be converted are, and they may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risks. Foreign markets can be less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the fund’s foreign investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, tariffs and trade disruptions, political or financial instability, social unrest or other adverse economic or political developments. Lack of information and weaker legal systems and accounting standards also may affect the value of these securities. Foreign investments may have lower liquidity and be more difficult to value than investments in U.S. issuers.

Investments by Affiliated Funds and Unaffiliated Funds – A significant portion of the fund’s shares may be owned by other funds sponsored by Transamerica and/or parties not affiliated with Transamerica. Transactions by these funds may be disruptive to the management of the fund. For example, the fund may experience large redemptions and could be required to sell securities at a time when it may not otherwise desire to do so. Such transactions may increase the fund’s brokerage and/or other transaction costs and could also accelerate the realization of taxable capital gains in the fund. In addition, sizeable redemptions could cause the fund’s total expenses to increase.

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the fund will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the fund.

Repurchase Agreements – In a repurchase agreement, the fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the fund at a later date, and at a specified price, which is typically higher than the purchase price paid by the fund. The securities purchased serve as the fund's collateral for the obligation of the counterparty to repurchase the securities. If the counterparty does not repurchase the securities, the fund is entitled to sell the securities, but the fund may not be able to sell them for the price at which they were purchased, thus causing a loss. If the counterparty becomes insolvent, there is some risk that the fund will not have a right to the securities, or the immediate right to sell the securities.

Underlying Exchange-Traded Funds – To the extent the fund invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the fund to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the fund may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the fund's investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the fund invests more of its assets in one underlying ETF than in another, the fund will have greater exposure to the risks of that underlying ETF. In addition, the fund will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

Equity-based ETFs are subject to risks similar to those of stocks; fixed income-based ETFs are subject to risks similar to those of fixed-income securities. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies and policies. The price of an ETF can fluctuate up and down, and the fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs are subject to certain risks that do not apply to conventional funds, including: (i) the market price of an ETF’s shares may be above or below the shares’ net asset value; (ii) during periods of market volatility, the share prices of ETFs may deviate significantly from their NAVs; (iii) an active trading market for an ETF’s shares may not develop or be maintained; (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally, or trading in one or more of the ETF’s underlying securities is halted, which could result in the ETF being more volatile; or (v) a limited number of institutions may act as authorized participants to create or redeem block-sized units of ETF shares. In the event substantial market or other disruptions affecting ETFs should occur in the future, the liquidity and value of the fund's shares could also be substantially and adversely affected.
Performance:
The bar chart and the table below provide some indication of the risks of investing in the fund. The bar chart shows how the fund’s performance has varied from year to year. The table shows how the fund’s average annual total returns for different periods compare to the returns of a broad measure of market performance.

The bar chart does not reflect the impact of sales charges, which, if reflected, would lower the returns. The table includes deduction of applicable sales charges.

In the “10 Years or Since Inception” column of the table, returns are shown for ten years or since inception of the share class, whichever is less. Index returns are for ten years.

As with all mutual funds, past performance (before and after taxes) is not a prediction of future results. Updated performance information is available on our website at www.transamerica.com/individual/products/mutual-funds/performance/ or by calling 1-888-233-4339.

Prior to March 22, 2011, the fund had a different sub-adviser and used different investment strategies. The performance set forth for prior to that date is attributable to that previous sub-adviser.

From March 22, 2011 until December 4, 2016, Systematic Financial Management, L.P. served as the fund's sole sub-adviser and the fund used different investment strategies.
Annual Total Returns (calendar years ended December 31) - Class A

	Quarter Ended	Return
Best Quarter:	12/31/2010	20.61%
Worst Quarter:	9/30/2011	-22.82%

Average Annual Total Returns (periods ended December 31, 2019)
Average Annual Total Returns - Retail Class - Transamerica Small/Mid Cap Value		1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A		17.74%	6.95%	11.16%		Apr. 02, 2001
Class A | Return after taxes on distributions		16.88%	4.64%	9.33%		Apr. 02, 2001
Class A | Return after taxes on distributions and sale of fund shares		11.11%	4.89%	8.76%		Apr. 02, 2001
Class C		22.74%	7.43%	11.05%		Nov. 11, 2002
Class I		25.05%	8.55%	12.22%		Nov. 30, 2009
Class R6		25.16%			8.48%	May 29, 2015
Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes)	[1]	23.56%	7.18%	11.25%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.

The after-tax returns are calculated using the historic highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns may depend on the investor’s individual tax situation and may differ from those shown. After-tax returns may not be relevant if the investment is made through a tax-exempt or tax-deferred account, such as a 401(k) plan.

After-tax returns are presented for only one class, and returns for other classes are presented before taxes only and will vary.